Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Par value of Preference shares issued and outstanding	$ 1	$ 1